Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Other Assets [Abstract]
Summary of detailed information about other assets

	December 31,
	2018	2019
	HK$	HK$
Segregated clients’ bank accounts balances:
- Asset management business	586,096,042	225,439,918
- Others	29,395,158	20,062,862

	615,491,200	245,502,780